OTHER LIABILITIES - NON CURRENT AND CURRENT (Schedule of amounts recognized in income statement) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other liabilities [Abstract]
Current service cost	$ 11,776	$ 7,284
Interest cost	27,310	22,578
Total included in labor costs	$ 39,086	$ 29,862	$ 28,213